Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statements Of Comprehensive Income [Abstract]
Net income	$ 4,814	$ 1,664
Available-for-sale investment securities:
Gross unrealized holding gains arising in the period	738	2,107
Related tax expense	(251)	(716)
Less: reclassification adjustment for gains realized in income		(1,871)
Related tax expense		636
Net effect on other comprehensive income	487	156
Total comprehensive income	$ 5,301	$ 1,820